INVESTMENTS (Details) $ in Thousands	Dec. 31, 2025 USD ($) EquityInstruments	Dec. 31, 2024 USD ($) EquityInstruments
INVESTMENTS
Equity securities	$ 1,423,499	$ 559,165
Share purchase warrants	84,753	53,724
Total investments	$ 1,508,252	$ 612,889
Number of equity investments | EquityInstruments	64	58
Foran Mining Corporation
INVESTMENTS
Equity securities	$ 254,190	$ 106,861
Total investments	254,190	106,861
Orla Mining Ltd.
INVESTMENTS
Equity securities		152,697
Share purchase warrants		36,730
Total investments		189,427
Collective Mining Ltd
INVESTMENTS
Equity securities	197,106
Total investments	197,106
Perpetua Resources Corporation
INVESTMENTS
Equity securities	194,098
Share purchase warrants	23,464
Total investments	217,562
Rupert Resources Ltd.
INVESTMENTS
Equity securities	154,461	88,690
Total investments	154,461	88,690
ATEX Resources Inc
INVESTMENTS
Equity securities	100,391	33,543
Share purchase warrants	21,357	7,460
Total investments	121,748	41,003
Other
INVESTMENTS
Equity securities	523,253	177,374
Share purchase warrants	39,932	9,534
Total investments	$ 563,185	$ 186,908